Net Foreign Exchange Loss (Tables)	12 Months Ended
Jun. 30, 2022
Net Foreign Exchange Loss Gain [Abstract]
Summary of Net Foreign Exchange Loss

	2022	2021	2020

	US$	US$	US$
Net foreign exchange loss	(2,813,993)	(11,011,961)	(265,989)
Total net foreign exchange loss	(2,813,993)	(11,011,961)	(265,989)